UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08359
                                   ---------------------------------------------

         The Westport Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  03/31/06
                         -----------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 99.3%                                  Shares        Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 4.1%
Cox Radio, Inc. - Class A (a) ...................       106,000    $  1,422,520
Interpublic Group of Companies, Inc. (a) ........       110,200       1,053,512
                                                                   ------------
                                                                      2,476,032
                                                                   ------------

Business Products & Services -- 19.5%
CA, Inc. ........................................        70,000       1,904,700
CACI International, Inc. (a) ....................        32,500       2,136,875
Ceridian Corp. (a) ..............................        29,900         760,955
ChoicePoint, Inc. (a) ...........................        40,000       1,790,000
Diebold, Inc. ...................................        35,000       1,438,500
MRO Software, Inc. (a) ..........................        50,000         798,000
Parametric Technology Corp. (a) .................        48,000         783,840
Synopsys, Inc. (a) ..............................       100,000       2,235,000
                                                                   ------------
                                                                     11,847,870
                                                                   ------------

Chemicals -- 4.5%
Praxair, Inc. ...................................        50,000       2,757,500
                                                                   ------------

Communications Equipment & Services -- 2.9%
Rockwell Collins, Inc. ..........................        31,000       1,746,850
                                                                   ------------

Consumer Products & Services -- 8.3%
Claire's Stores, Inc. ...........................        52,500       1,906,275
Del Monte Foods Company .........................        90,000       1,067,400
Too, Inc. (a) ...................................        60,000       2,061,000
                                                                   ------------
                                                                      5,034,675
                                                                   ------------

Healthcare Products & Services -- 9.5%
Caremark Rx, Inc. ...............................        55,000       2,704,900
Laboratory Corporation of America Holdings (a) ..        52,500       3,070,200
                                                                   ------------
                                                                      5,775,100
                                                                   ------------

Industrial Specialty Products -- 17.5%
Amphenol Corp. ..................................        30,000       1,565,400
FEI Company (a) .................................        12,000         238,200
International Rectifier Corp. (a) ...............        40,000       1,657,200
Pall Corp. ......................................        63,500       1,980,565
Precision Castparts Corp. .......................        76,000       4,514,400
Texas Instruments, Inc. .........................        20,064         651,478
                                                                   ------------
                                                                     10,607,243
                                                                   ------------
Insurance -- 1.7%
Hilb, Rogal & Hobbs Company .....................        25,400       1,046,988
                                                                   ------------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2006 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 99.3% (Continued)                      Shares        Value
--------------------------------------------------------------------------------
Medical Products & Services -- 3.7%
Abbott Laboratories .............................        37,500    $  1,592,625
Schering-Plough Corp. ...........................        35,000         664,650
                                                                   ------------
                                                                      2,257,275
                                                                   ------------

Oil & Gas Producers -- 13.4%
Anadarko Petroleum Corporation ..................        27,000       2,727,270
EOG Resources, Inc. .............................        52,500       3,780,000
Pogo Producing Company ..........................        32,500       1,633,125
                                                                   ------------
                                                                      8,140,395
                                                                   ------------

Oil & Gas Services -- 1.3%
Helmerich & Payne, Inc. .........................        11,000         768,020
                                                                   ------------

Regional Banks & Thrifts -- 7.0%
Cullen/Frost Bankers, Inc. ......................        35,500       1,908,125
Sterling Financial Corp. ........................        24,157         700,553
SunTrust Banks, Inc. ............................        22,500       1,637,100
                                                                   ------------
                                                                      4,245,778
                                                                   ------------

Transportation -- 3.7%
FedEx Corp. .....................................        20,000       2,258,800
                                                                   ------------

Other -- 2.2% ...................................                     1,353,300
                                                                   ------------

TOTAL COMMON STOCKS (Cost $44,352,238) ..........                  $ 60,315,826
                                                                   ------------
MONEY MARKETS -- 1.0%
First American Treasury (Cost $582,537) .........       582,537    $    582,537
                                                                   ------------

Total Investment Securities -- 100.3%
  (Cost $44,934,775) ............................                  $ 60,898,363

Liabilities In Excess Of Other Assets -- (0.3%) .                      (167,845)
                                                                   ------------

Net Assets -- 100.0% ............................                  $ 60,730,518
                                                                   ============
(a) Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 96.1%                                Shares          Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 3.4%
Beasley Broadcast Group, Inc. .............          604,499    $     7,332,573
Cox Radio, Inc. - Class A (a) .............          861,900         11,566,698
Emmis Communications Corp. (a) ............        1,344,720         21,515,520
Young Broadcasting, Inc. (a) ..............        1,003,100          3,410,540
                                                                ---------------
                                                                     43,825,331
                                                                ---------------

Business Products & Services -- 15.5%
CA, Inc. ..................................        1,321,470         35,957,199
CACI International, Inc. (a) ..............          584,800         38,450,600
Ceridian Corp. (a) ........................          785,000         19,978,250
IMS Health, Inc. ..........................          850,526         21,918,055
Map Info Corp. (a) ........................        1,096,800         15,377,136
MRO Software, Inc. (a) ....................          451,100          7,199,556
Perot Systems Corp. - Class A (a) .........        1,523,800         23,710,328
Synopsys, Inc. (a) ........................          975,500         21,802,425
TriZetto Group, Inc. (a) ..................        1,014,863         17,851,440
                                                                ---------------
                                                                    202,244,989
                                                                ---------------

Chemicals -- 1.0%
Delta & Pine Land Company .................          439,058         13,241,989
                                                                ---------------

Communications Equipment & Services -- 0.8%
General Communication, Inc. - Class A (a) .          839,450         10,148,951
                                                                ---------------

Consumer Products & Services -- 16.1%
Applebee's International, Inc. ............          970,300         23,820,865
Big Lots, Inc. (a) ........................        1,360,906         18,998,248
Constellation Brands, Inc. - Class A (a) ..          890,200         22,299,510
Darden Restaurants, Inc. ..................          950,000         38,978,499
Del Monte Foods Company ...................        1,713,000         20,316,180
Orient Express Hotels Ltd. - Class A ......          979,100         38,410,093
Ruby Tuesday, Inc. ........................          890,200         28,557,616
Saks, Inc. (a) ............................          912,600         17,613,180
                                                                ---------------
                                                                    208,994,191
                                                                ---------------

Healthcare Products & Services -- 10.4%
Caremark Rx, Inc. .........................        1,361,000         66,933,980
Triad Hospitals, Inc. (a) .................          449,200         18,821,480
Universal Health Services, Inc. - Class B .          985,200         50,038,308
                                                                ---------------
                                                                    135,793,768
                                                                ---------------

Industrial Services -- 6.0%
DeVry, Inc. (a) ...........................        1,275,000         29,031,750
ITT Educational Services, Inc. (a) ........          760,700         48,722,835
                                                                ---------------
                                                                     77,754,585
                                                                ---------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 96.1% (Continued)                    Shares          Value
--------------------------------------------------------------------------------
Industrial Specialty Products -- 12.1%
Charles River Laboratories
  International, Inc. (a) .................          701,300    $    34,377,726
Fairchild Semiconductor Corp. (a) .........          400,000          7,628,000
Fisher Scientific International, Inc. (a) .          400,500         27,254,025
JLG Industries, Inc. ......................          780,500         24,031,595
Precision Castparts Corp. .................          676,600         40,190,040
QLogic Corp. (a) ..........................          800,000         15,480,000
Rogers Corp. (a) ..........................          164,800          8,978,304
                                                                ---------------
                                                                    157,939,690
                                                                ---------------

Insurance -- 5.9%
Arthur J. Gallagher & Company .............          503,600         14,005,116
Brown & Brown, Inc. .......................          765,200         25,404,640
Hilb, Rogal & Hobbs Company ...............          900,000         37,098,000
                                                                ---------------
                                                                     76,507,756
                                                                ---------------

Oil & Gas Producers -- 7.5%
Houston Exploration Company (a) ...........          725,500         38,233,850
Pogo Producing Company ....................          656,300         32,979,075
Stone Energy Corp. (a) ....................          600,000         26,478,000
                                                                ---------------
                                                                     97,690,925
                                                                ---------------

Real Estate & Construction -- 1.4%
St. Joe Company (The) .....................          288,450         18,126,198
                                                                ---------------

Regional Banks & Thrifts -- 9.7%
BankUnited Financial Corp. - Class A ......        1,088,700         29,438,448
Downey Financial Corp. ....................          120,000          8,076,000
Fifth Third Bancorp .......................          388,621         15,296,123
People's Bank .............................          714,375         23,395,781
Sterling Financial Corp. ..................          619,618         17,968,922
Taylor Capital Group, Inc. ................          491,000         19,242,290
The South Financial Group, Inc. ...........          468,400         12,248,660
                                                                ---------------
                                                                    125,666,224
                                                                ---------------

Security Products & Services -- 1.4%
Checkpoint Systems, Inc. (a) ..............          686,600         18,455,808
                                                                ---------------

Transportation -- 2.4%
EGL Inc. (a) ..............................          345,000         15,525,000
Florida East Coast Industries, Inc. .......          301,691         16,261,145
                                                                ---------------
                                                                     31,786,145
                                                                ---------------

Other -- 2.5% .............................                          32,301,870
                                                                ---------------

TOTAL COMMON STOCKS (Cost $722,976,079) ...                     $ 1,250,478,420
                                                                ---------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (Unaudited)
================================================================================
                                                                      Market
MONEY MARKETS -- 1.7%                                 Shares          Value
--------------------------------------------------------------------------------
First American Treasury (Cost $22,473,636)        22,473,636    $    22,473,636
                                                                ---------------

================================================================================
                                                                     Market
U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.3%       Par Value          Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 4.343%, 4/20/06 .......  $     5,000,000    $     4,989,290
U.S. Treasury Bill, 4.582%, 5/25/06 .......       10,000,000          9,935,490
U.S. Treasury Bill, 4.589%, 6/01/06 .......       15,000,000         14,890,260
                                                                ---------------

Total U.S. Government Treasury Obligations
  (Cost $29,808,022) ......................                     $    29,815,040
                                                                ---------------

Total Investment Securities -- 100.1%
  (Cost $775,257,737) .....................                     $ 1,302,767,096

Liabilities In Excess Of Other
  Assets -- (0.1%) ........................                            (987,386)
                                                                ---------------

Net Assets -- 100.0% ......................                     $ 1,301,779,710
                                                                ===============

(a)  Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
================================================================================

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information -- As of March 31, 2006, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                           Gross Unrealized     Gross Unrealized        Net Unrealized
                                      Federal Tax Cost       Appreciation         Depreciation           Appreciation
---------------------------------------------------------------------------------------------------------------------------
Westport Fund .....................     $ 44,945,339        $ 17,698,411        $ (1,745,387)           $ 15,953,024
Westport Select Cap Fund ..........     $775,337,877        $561,618,930        $(34,171,711)           $527,447,219
---------------------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  May 26, 2006

By (Signature and Title)

/s/ Terry A. Wettergreen
--------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  May 26, 2006